CAPITAL STOCK	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
CAPITAL STOCK
CAPITAL STOCK

NOTE G — CAPITAL STOCK

Nasdaq Ticker Change

Effective October 7, 2025 the Company changed its ticker symbol on the Nasdaq Capital Market from “APDN” to “BNBX”.

NOTE G — CAPITAL STOCK, continued

At the Market Offering

On November 4, 2025 the Company entered into an At The Market Offering Agreement (the “ATM”) with Lucid Capital Markets, LLC, as sales agent (the “Agent”), pursuant to which the Company may, from time to time, offer and sell shares of its common stock with an aggregate offering price of up to $8,157,932 through the Agent. Subject to the terms and conditions of the Agreement, the Agent will use its commercially reasonable efforts to sell the Shares from time to time, based upon the Company’s instructions. The Company has no obligation to sell any of the Shares, and may at any time suspend sales under the Agreement or terminate the Agreement in accordance with its terms. The Company has provided the Agent with customary indemnification rights. The Agreement contains customary representations and warranties, and the Company is required to deliver customary closing documents and certificates in connection with sales of the Shares. During the three and six months ended March 31, 2026, the Company sold 10,759 shares of common stock for net proceeds of $30,749, after deducting commissions of $983. Subsequent to the quarter ended March 31, 2026, the Company sold 1,184,957 shares of common stock for net proceeds of $853,339, after deducting commissions and fees of $26,417.

Private Placement Offering

The Company completed two private placements: a Cash Private Placement on October 3, 2025, and a Cryptocurrency Private Placement on October 21, 2025 (collectively the “October 2025 Private Placement”).

In Cash Private Placement, the Company issued 4,620,485 shares of the Company’s common stock and/or pre-funded warrants in lieu thereof at an offering price of $3.32 per share, to purchase shares of the Company’s common stock at a per share exercise price of $0.0001 (the “Cash Pre-Funded Warrants”), and an equal number of Series E-1 Warrants (the “Series E-1 Warrants”) to purchase shares of our common stock at a per share exercise price of $3.82.

In the Cash Private Placement, consideration included U.S. dollars or the cryptocurrency stablecoin issued by Circle Internet Group, Inc. commonly referred to as “USDC” paid to the Company as consideration for the Shares and/or Cash Pre-Funded Warrants and the Series E-1 Warrants. In the Cryptocurrency Private Placement, the Cryptocurrency Purchasers tendered units of Osprey BNB Chain Trust (OTCMKTS: OBNB) as consideration, with the Company receiving 0.126 units per Cryptocurrency Pre-Funded Warrant together with accompanying Series E-2 Warrant sold. Lucid Capital Markets acted as sole placement agent for the Private Placement.

In the Cryptocurrency Private Placement, the Company issued 3,444,191 pre-funded warrants (“the Cryptocurrency Pre-Funded Warrants” and together with the Cash Pre-Funded Warrants, the “Pre-Funded Warrants”) at an offering price of $3.32 per share, to purchase the Company’s common stock at a per share exercise price of $0.0001 per share and an equal number of Series E-2 Warrants (the “Series E-2 Warrants” and, together with the Series E-1 Warrants, the “Series E Warrants”) to purchase shares of common stock at a per share exercise price of $3.82.  The Series E Warrants and the Pre-Funded Warrants were classified as equity in the accompanying condensed consolidated balance sheet.

The Company received a total of $24.9 million in net proceeds after deducting placement agent fees and offering costs, which consisted of $7.6 million in cash, net of placement agent fees and offering costs, $5.9 million in USDC and $11.4 million in OBNB Trust Units

The Pre-Funded Warrants are exercisable at $0.0001 per share, and the Series E Warrants are exercisable at $3.82 per share over a five-year term and expire on October 3, 2030. Exercise of the Cryptocurrency Pre-Funded Warrants was contingent upon obtaining stockholder approval and the delivery of unencumbered subscription funds. Stockholder Approval was obtained on December 12, 2025.

The Company entered into registration rights agreements with the accredited investors, committing to file an SEC registration statement for the resale of the securities within 30 days of the closing dates. In compliance with the Registration Rights Agreements, the Company filed the required resale registration statement on October 30, 2025 and it was declared effective by the SEC on December 29, 2025. Lucid Capital Markets acted as the sole placement agent.

During the three and six months ended March 31, 2026, 695,270 and 1,102,000, respectively, of the Pre-Funded Warrants were exercised.  Subsequent to March 31, 2026, 344,802 of the  Pre-Funded Warrants were exercised.

NOTE G — CAPITAL STOCK, continued

Strategic DAS Agreement

In connection with the Private Placement, on September 29, 2025, the Company entered into a Strategic Digital Assets Services Agreement (the “Strategic DAS Agreement”) with Cypress LLC, a Puerto Rico limited liability company, and a related party (the “Services Provider”), pursuant to which the Company appointed the Services Provider to provide discretionary asset management services (i) in compliance with the Company’s BNB Strategy, (ii) with respect to any other cryptocurrency or digital asset strategies subject to the Company’s approval, in each case, solely with respect to the Account Assets (as defined below) in the accounts or cryptocurrency “wallets” identified by the Company after consultation with the Services Provider for an initial term of five years, which will automatically and without further action renew for successive one year terms unless the Company or the Services Provider notifies the other in writing of its desire not to renew the Strategic DAS Agreement at least thirty days prior to the expiration of the term in effect.

As set forth in the Strategic DAS Agreement, the Company has agreed to pay to the Services Provider a fixed-rate management fee accrued and payable monthly (prorated for partial months) in arrears, equal to 1/12 of 1.25% per annum multiplied by the net asset value of the Account as of the last day of each month, before taking into account the estimated accrued incentive fee (as described below), if any. The management fee shall be payable within fifteen days of the Company’s receipt of an invoice from the Services Provider after the end of each month. In addition, the Company has agreed to pay to the Services Provider an incentive fee for each Incentive Period (as defined in the Strategic DAS Agreement) relating to the Account equal to 10% on net returns, multiplied by the amount, if any, by which the increase in net asset value of the Account during such Incentive Period (excluding any amounts contributed to or withdrawn from the Account during such Incentive Period) exceeds the sum of (x) net asset value for the Account as of the later of the effective date of September 29, 2025 and the last time an incentive fee was paid in respect of the Account and (y) the aggregate management fees, to the extent not included in the calculation of net asset value, to Services Provider during such Incentive Period.

The Strategic DAS Agreement has an initial term of five years. The Strategic DAS Agreement may be terminated by (i) either the Company or the Services Provider upon thirty days’ prior written notice for Cause (as defined in the Strategic DAS Agreement); (ii) by either the Company or the Services Provider, without Cause, effective as of the end of the initial term of the Strategic DAS Agreement or any renewal period, upon at least thirty days’ prior written notice of non-renewal; or (iii) by the Services Provider if it becomes unlawful under any applicable law for Services Provider to perform any or all of its obligations under the Strategic DAS Agreement, in which case the Services Provider shall immediately suspend its performance of all unlawful obligations under the Strategic DAS Agreement and terminate it with three days’ prior written notice to the Company. If the Strategic DAS Agreement is terminated by the Company for any other reason than with respect to the Services Provider’s Cause or pursuant to clause (ii) of the immediately preceding sentence, or by the Services Provider with respect to the Company’s Cause, the Company shall pay liquidated damages to the Services Provider in an amount equal to all fees and other compensation that would have accrued to Services Provider under the Strategic DAS Agreement from the date of the termination through the end of the then-current term (assuming a net asset value of the Accounts as of the date of termination, plus the Assumed Return on Investments (as defined in the Strategic DAS Agreement)), paid monthly throughout the term in effect in accordance with the Strategic DAS Agreement.

Both Joshua Kruger, the Chairman of the Company’s Board of Directors, and Patrick Horsman, the Company’s Chief Investment Officer are affiliates of Cypress LLC.

During the three and six months ended March 31, 2026, the Company did not incur any expenses under this agreement.

NOTE G — CAPITAL STOCK, continued

Strategic Advisor Agreement

In connection with the Private Placement, on September 29, 2025, the Company entered into a Strategic Advisor Agreement with Cypress Management LLC, a Puerto Rico limited liability company (the “Strategic Advisor”), and a related party, pursuant to which the Company appointed the Strategic Advisor to provide strategic advice, guidance and technical advisory services relating to the Company’s business, operations, growth initiatives and industry trends in the crypto technology sector for an initial term of five years, which will automatically and without further action renew for successive one year terms unless the Company or the Strategic Advisor notifies the other in writing of its desire not to renew the Strategic Advisor Agreement at least thirty days prior to the expiration of the term in effect. The Strategic Advisor or the Company may terminate the Strategic Advisor Agreement immediately upon written notice to the other party if the Company or the Strategic Advisor, as applicable, materially breaches the Strategic Advisor Agreement and fails to cure such breach within thirty days after receipt of such written notice. Either the Company or the Strategic Advisor may terminate the Strategic Advisor Agreement by mutual agreement at any point during the term. Either the Company or the Services Provider may terminate the Strategic Advisor Agreement by giving a termination notice to the other party if the other party (a) voluntarily files or has filed against it a petition under applicable bankruptcy or insolvency laws that is not released within sixty days after filing, (b) proposes any dissolution, composition or financial reorganization with creditors or if a receiver, trustee, custodian or similar agent is appointed or takes possession with respect to all or substantially all property or business of such party, or (c) makes a general assignment for the benefit of creditors, and such termination would become effective ten days after receipt of the termination notice.  The Strategic Advisor Agreement shall automatically terminate upon termination of the Strategic DAS Agreement.

Pursuant to the terms of the Strategic Advisor Agreement, the Company pays a monthly fee of $60,000 to the Strategic Advisor and issued to the Strategic Advisor five-year warrants to purchase shares of our common stock (the “Advisory Warrants”) in an aggregate amount equal to 1,986,634 shares of our common stock with an exercise price of $3.82 per share.

Both Joshua Kruger, the Chairman of the Company’s Board of Directors, and Patrick Horsman, the Company’s Chief Investment Officer are affiliates of Cypress LLC.

During the three and six months ended March 31, 2026 the Company incurred $180,000 and $360,000 in fees under the Strategic Advisor Agreement, respectively. The Company also recorded $7,985,569 for the fair value of the Advisory Warrants, which was included in consulting expense for the six months ended March 31, 2026.

Consulting Arrangements

In order to support the implementation of its BNB-focused treasury strategy, on September 23, 2025, the Company entered into consulting arrangements with Ground Tunnel Capital LLC (the “Consultant”) and an additional consulting agreement (collectively, the “Consulting Arrangements”) with the Consultant, pursuant to which the Company (i) engaged the Consultant to provide certain advisory and marketing services and (ii) will receive premium sponsorship benefits at all SkyBridge Alternatives Conference (“SALT”) conferences globally for a period of thirty-six months. The Consulting Arrangements have a term of three years and shall terminate on September 23, 2028. Pursuant to the Consulting Arrangements, the Consultant shall be paid a fee of (a) $1,000,000 and (b) $250,000 paid quarterly from December 2025 until September 2027. In addition, immediately following the closing of the Cash Private Placement, the Consultant received Consultant Warrants (the “Consultant Warrants”) exercisable for a number of shares of common stock equal to 1% of the fully diluted outstanding equity of the Company as of immediately following the closing of the Private Placement. The exercise price per share of the Consultant Warrants is equal to $3.82 and the Consultant Warrants have a term of five years from the date of issuance.

The Company recorded $840,585 for the fair value of the Consultant Warrants, which was included in consulting expense for the six months ended March 31, 2026.

NOTE G — CAPITAL STOCK, continued

Chief Investment Officer

On October 1, 2025, the Company appointed Patrick Horsman, an affiliate of the Services Provider and Strategic Advisor, as the Chief Investment Officer of the Company. Mr. Horsman receives monthly consulting compensation of $29,167 for serving as the Company’s Chief Investment Officer but is not an executive officer of the Company. Mr. Horsman is also an affiliate of the Strategic Advisor, which together with its affiliates provides services to the Company for compensation of approximately $720,000 on an annual basis.  The Company recorded $94,589 and $206,205, respectively, in consulting and travel expenses under this agreement for the three and six months ended March 31, 2026.

NOTE G – CAPITAL STOCK

Reverse Stock Splits

March 2025 Reverse Split

On September 30, 2024, the Company held its annual shareholders’ meeting where its stockholders approved a proposal to grant the Company’s Board of Directors discretionary authority for twelve months to amend the Company’s Certificate of Incorporation to authorize a reverse stock split in the range from one-for five to one-for fifty. The Company’s Board of Directors determined on March 3, 2025, that the split ratio would be one-for-fifty shares.

The March 2025 Reverse Split was effected as of 12:01 a.m. Eastern Time on March 14, 2025 and combined each fifty shares of the Company’s outstanding common stock into one share of common stock, without any change in the par value per share.

June 2025 Reverse Split

On May 22, 2025, the Company held its annual shareholders’ meeting where its stockholders approved a proposal to grant the Company’s Board of Directors discretionary authority for twelve months to amend the Company’s Certificate of Incorporation to authorize a reverse stock split in the range from one -for five to one -for fifty. The Company’s Board of Directors determined on May 27, 2025 that the split ratio would be one -for- fifteen shares.

The June 2025 Reverse Split was effected as of 12:01 a.m. Eastern Time on June 2, 2025 and combined each fifteen shares of the Company’s outstanding common stock into one share of common stock, without any change in the par value per share.

Moreover, each of the 2025 Reverse Splits correspondingly adjusted: (i) the per share exercise price and the number of shares issuable upon the exercise of all outstanding options; and (ii) the number of shares underlying any of our outstanding warrants by adjusting the conversion ratio for each instrument and increasing the applicable exercise price or conversion price in accordance with the terms of each instrument and based on the reverse stock split ratio. No fractional shares were issued in connection with the 2025 Reverse Splits. Any fractional shares resulting from the 2025 Reverse Splits were rounded up to the nearest whole share. In addition, each of the 2025 Reverse Splits triggered an exercise price reset mechanism (“Price Reset Mechanism”) contained in certain warrants which resulted in the number of shares and exercise price of such warrants being further adjusted, as described in more detail below.

Registered Direct Offering and Concurrent Private Placement

On October 31, 2024, the Company closed a registered direct offering (the “October Registered Direct Offering”) in which, pursuant to the Securities Purchase Agreement dated October 30, 2024 (the “October Purchase Agreement”), by and between the Company and certain institutional investors (the “October Purchasers”), the Company issued and sold 25,663 shares of the Company’s common stock and pre-funded warrants (the “October Pre-Funded Warrants”) to purchase up to 1,420 shares of the Company’s common stock, and (ii) in a concurrent private placement (the “October Private Placement”, and together with the October Registered Direct Offering the “October Offering”), unregistered Series C Common Stock Purchase Warrants (the “October Series C Warrants”) to purchase up to 27,083 shares of common stock and unregistered Series D Common Stock Purchase Warrants (the “October Series D Warrants”, and together with the October Series C Warrants, the “October Series Warrants”, and, together with the October Pre-Funded Warrants and the October Series C Warrants, the “October Warrants”) to purchase up to 27,083 shares of common stock. The purchase price for each share of common stock and accompanying October Series C Warrant and October Series D Warrant was $240.00 and the purchase price for each October Pre-Funded Warrant and accompanying October Series C Warrant and October Series D Warrant was $240.00. Craig-Hallum Capital Group LLC (“Craig-Hallum”) acted as placement agent in connection with the October Offering. Pursuant to that engagement letter, dated August 23, 2024, by and between the Company and Craig-Hallum, the Company agreed to pay Craig-Hallum a cash placement fee equal to 6.0% of the aggregate gross proceeds raised in the October Offering from sales arranged for by Craig-Hallum. Subject to certain conditions, the Company also agreed to reimburse certain expenses of Craig-Hallum in connection with the October Offering, including but not limited to legal fees, up to a maximum of $100,000. The Company also agreed to issue to Craig-Hallum, or its respective designees, warrants (the “Placement Agent Warrants”) to purchase up to 1,354 shares of the Company’s common stock (which equals 5.0% of the number of shares of the Company’s common stock and October Pre-Funded Warrants offered).

NOTE G – CAPITAL STOCK, continued

The Company received net proceeds from the October Offering, after deducting placement agent fees and other offering expenses payable by the Company, of approximately $5.7 million.

The exercisability of the October Series Warrants and the Placement Agent Warrants required approval of the Company’s stockholders, which was obtained at the Company’s annual meeting held on May 22, 2025. Each October Series C Warrant has an exercise price of $240.00 per share of the Company’s common stock, became exercisable on May 23, 2025 (the “Initial Exercise Date”) and will expire on the five-year anniversary of the Initial Exercise Date. Each October Series D Warrant has an exercise price of $240.00 per share of the Company’s common stock, became exercisable on the Initial Exercise Date, and will expire on the 18-month anniversary of the Initial Exercise Date. The October Pre-Funded Warrants have an exercise price of $0.0001 per share, were immediately exercisable and can be exercised at any time after their original issuance until such October Pre-Funded Warrants are exercised in full. All of the October Pre-Funded Warrants were exercised during the fiscal year ended September 30, 2025. Each Placement Agent Warrant has an exercise price of $240.00, became exercisable on the Initial Exercise Date and will expire on October 30, 2029.

Under the alternate cashless exercise option of the October Series D Warrants, the holder of an October Series D Warrant has the right to receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of the Company’s common stock that would be issuable upon a cash exercise of the October Series D Warrant and (y) 1.0. In addition, the October Series D Warrants include a provision that resets their exercise price in the event of a reverse split of the Company’s common stock, to a price equal to the lesser of (i) the then exercise price and (ii) lowest volume weighted average price (VWAP) during the period commencing five trading days immediately preceding and the five trading days commencing on the date the Company effects a reverse stock split in the future with a proportionate adjustment to the number of shares underlying the October Series D Warrants, subject to a floor of $47.55.

On March 14, 2025, the Company completed the March 2025 Reverse Stock Split. As a result, the exercise price reset mechanism was triggered, which resulted in the number of shares of common stock issuable upon exercise of the October Series D Warrants increasing from 27,083 to 136,698. The exercise price of the October Series D Warrants was adjusted from $240.00 per share to $47.55 per share.

The October Series Warrants and the Placement Agent Warrants are not registered under the Securities Act of 1933, as amended (the “Securities Act”). The October Series Warrants and the Placement Agent Warrants were issued, and the shares of the Company’s common stock issuable upon exercise thereof will be issued (unless an effective registration statement is available), in reliance on the exemptions from registration provided by Section 4(a)(2) under the Securities Act and Regulation D promulgated thereunder, for transactions not involving a public offering.

Pursuant to the October Purchase Agreement, within 20 calendar days from the date of the October Purchase Agreement, the Company agreed to file a registration statement on Form S-1 providing for the resale by the purchasers of the shares of common stock issuable upon exercise of the October Series Warrants and the Placement Agent Warrants. The registration statement registering such shares was declared effective by the SEC on January 17, 2025.

NOTE G – CAPITAL STOCK, continued

In the event of any fundamental transaction, as described in the October Warrants and generally including any merger with or into another entity, sale of all or substantially all of the Company’s assets, tender offer or exchange offer, reclassification of the shares of common stock, or the acquisition of greater than 50% of the Company’s then outstanding shares of common stock by a person or persons, subject to certain exceptions, then upon any subsequent exercise of an October Warrant, the holder will have the right to receive as alternative consideration, for each share of the Company’s common stock that would have been issuable upon such exercise immediately prior to the occurrence of such fundamental transaction, the number of shares of common stock of the successor or acquiring corporation of the Company, if it is the surviving corporation, and any additional consideration receivable upon or as a result of such transaction by a holder of the number of shares of common stock for which the October Warrant is exercisable immediately prior to such event. Notwithstanding the foregoing, in the event of a fundamental transaction, the holders of the October Warrants have the right to require the Company or a successor entity to purchase the October Warrants for cash in the amount of the Black Scholes Value (as defined in the October Warrants) of the unexercised portion of the October Warrants concurrently with or within 30 days following the consummation of a fundamental transaction. However, in the event of a fundamental transaction which is not in the Company’s control or in which the consideration payable consists of equity securities of a successor entity that is quoted or listed on a nationally recognized securities exchange, the holders of the October Warrants will only be entitled to receive from the Company or its successor entity, as of the date of consummation of such fundamental transaction the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of the October Warrants that is being offered and paid to the holders of common stock in connection with the fundamental transaction, whether that consideration is in the form of cash, stock or any combination of cash and stock, or whether the holders of common stock are given the choice to receive alternative forms of consideration in connection with the fundamental transaction.

Amendment to May 2024 Series A Warrants

On October 30, 2024, the Company entered into amendments (the “Warrant Amendments”) with certain holders of an aggregate of 12,205 Series A Warrants issued in a transaction which closed in May 2024 (the “May 2024 Series A Warrants”). The Warrant Amendments amended the May 2024 Series A Warrants to revise the Price Reset Mechanism of the May 2024 Series A Warrants, which, subject to certain exceptions, provided for an adjustment to the exercise price and number of shares underlying the May 2024 Series A Warrants upon the Company’s issuance of common stock or common stock equivalents at a price per share that is less than the exercise price of the May 2024 Series A Warrants. The Warrant Amendments amended the Price Reset Mechanism such that the Floor Price for future issuances, (as defined in the May 2024 Series A Warrants) will not be lower than $150.00. In addition, the Warrant Amendments revised the definition of “Material Subsidiary” in Section 3(d) of the May 2024 Series A Warrants to clarify that Applied DNA Clinical Labs LLC is not a Material Subsidiary.

In connection with the October Registered Direct Offering, the Price Reset Mechanism in the May 2024 Series A Warrants was triggered, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series A Warrants increasing from 12,308 to 122,521. The exercise price of the May 2024 Series A Warrants was adjusted from $1,492.50 per share to $150.00 per share with respect to the May 2024 Series A Warrants amended by the Warrant Amendment and to $141.75 with respect to the May 2024 Series A Warrants not amended by the Warrant Amendment. As a result of the March 2025 Reverse Stock Split, the exercise Price Reset Mechanism was triggered for the May 2024 Series A Warrants, which resulted in the number of common stock issuable upon exercise increasing from 117,663 to 655,676. The exercise price of the May 2024 Series A Warrants was adjusted from $150.00 per share for the amended May 2024 Series A Warrants and $141.75 per share for the May 2024 Series A Warrants that were not amended to $26.91 per share for all of the May 2024 Series A warrants.

As a result of the June 2025 Reverse Stock Split, the exercise Price Reset Mechanism was triggered for the May 2024 Series A Warrants, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series A Warrants increasing from 626,555 to 3,286,016. The exercise price of the May 2024 Series A Warrants was adjusted from $26.91 per share to $5.13 per share.

NOTE G – CAPITAL STOCK, continued

May 2024 Series B Warrants Price and Share Adjustment

As a result of the March 2025 Reverse Stock Split, the exercise Price Reset Mechanism was triggered for the May 2024 Series B Warrants, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series B Warrants increasing from 3,009 to 163,019. The exercise price of the May 2024 Series B Warrants was adjusted from $1,492.50 per share to $26.91 per share.

As a result of the June 2025 Reverse Stock Split, the exercise Price Reset Mechanism was triggered for the May 2024 Series B Warrants, which resulted in the number of shares of common stock issuable upon exercise of the May 2024 Series B Warrants, increasing from 54,558 to 286,123. The exercise price of the May 2024 Series B Warrants was adjusted from $26.91 per share to $5.13 per share.

The incremental change in fair value as a result of the modifications for the May 2024 Series A Warrants, the May 2024 Series B Warrants and the October 2024 Series D Warrants for the fiscal year ended September 30, 2025 was $54,326,896 and is recorded as a deemed dividend in the consolidated statement of operations as the May 2024 Series A Warrants, the May 2024 Series B Warrants and the October 2024 Series D Warrants are all accounted for as equity.

Nasdaq Minimum Bid Price Requirement Deficiency Notifications

On November 12, 2024, the Company received written notice (the “Notification Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it was not in compliance with the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market. Nasdaq Listing Rule 5550(a)(2) requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of thirty (30) consecutive business days (collectively, the “Bid Price Rule”). Based on the closing bid price of the Company’s common stock for the thirty-one (31) consecutive business days from September 27, 2024 to November 11, 2024, the Company no longer met the requirements of the Bid Price Rule. The Notification Letter did not impact the Company’s listing on The Nasdaq Capital Market at that time. The Notification Letter stated that the Company had 180 calendar days, or until May 12, 2025, to regain compliance with the Bid Price Rule.

On April 7, 2025, the Company received written notice (the “Compliance Notice”) from Nasdaq informing the Company that it has regained compliance with Nasdaq Listing Rule 5550(a)(2), which requires that companies listed on The Nasdaq Capital Market maintain a minimum bid price of $1.00 per share. Nasdaq notified the Company in the Compliance Notice that, from March 14, 2025 to April 4, 2025, the closing bid price of the Company’s common stock had been at $1.00 per share or greater and, accordingly, the Company had regained compliance with Nasdaq Listing Rule 5550(a)(2) and that the matter was now closed.

The Company received written notice dated May 30, 2025 (the “May 2025 Notification Letter”) from Nasdaq that the Company no longer satisfied the Bid Price Rule. Based on the closing bid price of the Company’s common stock, for the thirty-two (32) consecutive business days from April 14, 2025 to May 29, 2025, the Company did not comply with the Bid Price Rule.

The May 2025 Notification Letter further indicated that, pursuant to Nasdaq Listing Rule 5810(c)(3)(A)(iv), the Company was not eligible for a compliance period under Nasdaq Listing Rule 5810(c)(3)(A) due to the fact that the Company had effected a reverse stock split over the prior one-year period or had effected one or more reverse stock splits over the prior two-year period with a cumulative ratio of 250 shares or more to one; accordingly, the Company was informed that its securities were subject to delisting from Nasdaq unless the Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”). The Company timely requested a hearing, which request stayed any further suspension or delisting action by Nasdaq at least pending the ultimate conclusion of the hearing process.

On July 2, 2025, the Company received written notice (the “July 2025 Compliance Notice”) from Nasdaq informing the Company that it had regained compliance with the Bid Price Rule, and that the Company was therefore in compliance with the Nasdaq Capital Market’s listing requirements. Nasdaq also notified the Company in the July 2025 Compliance Notice that the hearing before the Panel previously scheduled to take place on July 15, 2025 was cancelled and the Company’s securities will continue to be listed and traded on Nasdaq.